Schedule of disaggregated by the timing of revenue recognition (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	$ 781,600	$ 853,467
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	630,088	540,543
Robots [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	555,254	853,467
Robots [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	217,187
Facilities Management Software [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	226,346
Facilities Management Software [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	$ 412,901	$ 540,543